Basic and diluted loss per share (Details 1) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic and diluted loss per share
Loss used in the calculation	€ (1,016)	€ (170)	€ (121)